STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income (loss)	$ (219,343)	$ 14,012	$ 279,961
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Stock based compensation for consulting fees	0	9,000	136,774
Accrued interest	334	315	282
Accretion expense	13,951	9,381	13,970
Change in fair value of derivative liability	(8,724)	(207,101)	(538,826)
Gain on disposal of oil and gas properties	(44,569)	0	(42,502)
Impairment of oil and gas properties	180,481	137,329	164,566
Change in assets and liabilities
GST receivable	(1,387)	51	(715)
Prepaid expenses	(461)	0	1,365
Accounts payable	14,846	(34,388)	375
Accrued liabilities - related party	0	9,823	(29,679)
Deferred revenue - royalty agreement	190,000	110,000	0
Net cash provided by (used in) operating activities	125,128	48,422	(14,429)
Cash flows from investing activities
Reclamation deposits	(2,005)	(1,665)	0
Acquisition of oil and gas interests	(180,481)	(137,329)	(127,805)
Proceeds from the sale of the property	44,569	0	42,502
Net cash used in investing activities	(137,917)	(138,994)	(85,303)
Cash flows from financing activities
Proceeds from the issuance of common stock	0	100,000	176,052
Net cash provided by financing activities	0	100,000	176,052
Foreign exchange effect on cash	5,452	(16,125)	(65,610)
Net increase (decrease) in cash	(7,337)	(6,697)	10,710
Cash, beginning balance	11,894	18,591	7,881
Cash, ending balance	4,557	11,894	18,591
Supplemental disclosure of cash paid for:
Interest	0	0	0
Income taxes	0	0	0
Non-cash investing and financing activities
Common stock issued in exchange for license agreement	59,828	0	0
Issuance of common stock in lieu of accrued liability	0	3,000	0
Oil and gas acquisitions accrued	$ 0	$ 0	$ 36,761